SCHEDULE II - Condensed Financial Information of Registrant - Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 743.0	$ 712.4
Other assets	176.9	173.5
Total assets	11,765.9	10,028.1
Liabilities
Long term debt	448.9	448.2
Other liabilities	98.0	67.3
Total liabilities	9,317.5	7,578.3
Shareholders' equity
Common shares ($0.01 par, issued and outstanding: 111,730,209, 2023: 117,914,754)	1.2	1.2
Common shares held in treasury, at cost (shares held: 6,570,003, 2023: nil)	(105.5)	0.0
Additional paid-in capital	2,044.6	2,039.0
Accumulated other comprehensive income/(loss)	4.5	(27.0)
Retained earnings	503.6	436.6
Total shareholders' equity	2,448.4	2,449.8
Total liabilities and shareholders' equity	11,765.9	10,028.1
Related Party
Assets
Other receivables	208.9	173.3
Liabilities
Amounts due to affiliates	385.8	334.5
Parent Company
Assets
Investments in subsidiaries	2,809.4	2,812.0
Cash and cash equivalents	54.8	104.7
Other assets	31.9	42.1
Total assets	2,977.5	2,980.2
Liabilities
Long term debt	448.9	448.2
Preference securities ($0.01 par, redemption price and liquidation preference $10,000)	58.4	58.4
Other liabilities	14.2	12.6
Total liabilities	529.1	530.4
Shareholders' equity
Common shares ($0.01 par, issued and outstanding: 111,730,209, 2023: 117,914,754)	1.2	1.2
Common shares held in treasury, at cost (shares held: 6,570,003, 2023: nil)	(105.5)	0.0
Additional paid-in capital	2,044.6	2,039.0
Accumulated other comprehensive income/(loss)	4.5	(27.0)
Retained earnings	503.6	436.6
Total shareholders' equity	2,448.4	2,449.8
Total liabilities and shareholders' equity	2,977.5	2,980.2
Parent Company | Affiliated Entity
Assets
Other receivables	81.4	21.2
Liabilities
Amounts due to affiliates	7.6	11.2
Parent Company | Related Party
Assets
Other receivables	$ 0.0	$ 0.2